Annual Total Returns [BarChart] - Brighthouse Asset Allocation 40 Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.27%
Annual Return 2012	11.74%
Annual Return 2013	11.20%
Annual Return 2014	5.16%
Annual Return 2015	(0.78%)
Annual Return 2016	6.33%
Annual Return 2017	11.01%
Annual Return 2018	(4.25%)
Annual Return 2019	15.94%
Annual Return 2020	11.31%